Earnings per share (Details) - shares		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Weighted average number of common shares issued		1,371,643,240	1,371,643,240	1,371,643,240
Ordinary shares issued	187,933,720	187,933,720
Ordinary shares issued description		ordinary shares are legally issued and not outstanding, and do not affect the computation of earnings per share.